Income Taxes - Schedule of Significant Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Property and equipment, net		$ 22,538
Other deferred tax asset		2,326
Total deferred tax assets		24,864
Less valuation allowance	$ (24,200)	(24,173)
Net deferred tax asset	0	691
Deferred tax liabilities:
Intangible assets		(6,437)
Ground lease assets		(965)
Debt discount and deferred financing costs		(4,827)
Other deferred tax liabilities		(121)
Total deferred tax liabilities		(12,350)
Net deferred tax liability	$ 0	$ (11,659)